OTHER ASSETS AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER ASSETS AND OTHER LIABILITIES
OTHER ASSETS AND OTHER LIABILITIES

13          OTHER ASSETS AND OTHER LIABILITIES

a)   This item consists of the following:

	2019	2018
	S/(000)	S/(000)
Other assets -
Financial instruments:
Receivables	1,590,472	1,948,849
Derivatives receivable (b)	1,092,107	766,317
Operations in process (c)	110,389	357,611
	2,792,968	3,072,777

Non-financial instruments:
Deferred fees (g)	1,056,656	340,564
Investment in associates (d)	628,822	582,132
Investment properties, net (e)	450,929	440,234
Income tax prepayments, net	191,502	389,029
Adjudicated assets, net	143,349	133,112
Improvements in leased premises	112,385	114,685
VAT (IGV) tax credit	75,605	37,771
Others	6,254	12,732
	2,665,502	2,050,259
Total	5,458,470	5,123,036

	2019	2018
	S/(000)	S/(000)
Other liabilities -
Financial instruments:
Accounts payable	1,981,873	1,540,057
Derivatives payable (b)	1,040,282	715,804
Salaries and other personnel expenses	760,140	717,820
Allowance for indirect loan losses, Note 7(c)	383,797	362,139
Operations in process (c)	80,734	358,498
	4,246,826	3,694,318
Non-financial instruments:
Taxes	644,802	677,229
Provision for sundry risks (f)	359,853	342,350
Others	229,807	227,636
	1,234,462	1,247,215
Total	5,481,288	4,941,533

b)    The risk in derivative contracts arises from the possibility of the counterparty failing to comply with the terms and conditions agreed and that the reference rates at which the transactions took place change.

The table below shows at December 31, 2019 and 2018 the fair value of derivative financial instruments, recorded as an asset or a liability, together with their notional amounts and maturities. The nominal amount, recorded gross, is the amount of a derivative’s underlying asset and is the basis upon which fair value of derivatives is measured.

		2019				2018				2019 and 2018
				Notional				Notional		Related
	Note	Assets	Liabilities	amount	Maturity	Assets	Liabilities	amount	Maturity	instruments
		S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)

Derivatives held for trading (i) -
Foreign currency forwards		306,148	246,960	27,422,634	January 2020 / October 2022	124,124	101,548	17,557,683	January 2019 / September 2020	—
Interest rate swaps		268,633	350,938	26,268,071	January 2020 / December 2031	141,731	148,119	21,890,962	January 2019 / December 2031	—
Currency swaps		411,656	366,545	8,177,179	January 2020 / January 2033	354,432	401,856	9,999,343	January 2019 / January 2033	—
Foreign exchange options		6,489	6,089	1,565,083	January 2020 / December 2020	1,281	728	306,321	January 2019 / November 2020	—
Futures		10	139	16,901	March 2020	564	2,658	241,507	March 2019	—
		992,936	970,671	63,449,868		622,132	654,909	49,995,816
Derivatives held as hedges
Cash flow hedges (ii) -
Interest rate swaps (IRS)	15(b)(v)	102	1,111	662,800	May 2020 / November 2020	4,364	123	1,180,550	January 2019 / August 2019	Debt to banks
Interest rate swaps (IRS)	15(b)(iii)	—	1,046	629,660	May 2020 / June 2020	3,445	67	843,250	February 2019 / November 2019	Debt to banks
Interest rate swaps (IRS)	15(b)(ii)	55	714	984,258	February 2020 / November 2020	312	—	337,300	May 2019	Debt to banks
Interest rate swaps (IRS)	15(b)(i)	315	839	994,200	May 2020 / August 2020	209	233	505,950	May 2019 / October 2019	Debt to banks
Interest rate swaps (IRS)	15(b)(vi)	114	—	331,400	August 2020	—	—	—	—	Debt to banks
Interest rate swaps (IRS)	15(b)(iv)	—	447	331,400	June 2020	—	—	—	—	Debt to banks
Interest rate swaps (IRS)	15(b)(vii)	—	—	—	—	—	151	337,300	July 2019	Debt to banks
Interest rate swaps (IRS)	5(c)(v)	—	—	—	—	3,417	—	505,950	March 2019 / December 2019	Repurchase agreements
Interest rate swaps (IRS)	17(a)(iv)	—	2,555	231,980	March 2021	—	—	—	—	Bonds issued
Cross currency swaps (CCS)	5(c)(ii)	30,741	—	231,980	August 2020	35,229	—	236,110	August 2020	Repurchase agreements
Cross currency swaps (CCS)	5(c)(iii)	—	30,352	149,130	August 2026	—	11,939	151,785	August 2026	Repurchase agreements
Cross currency swaps (CCS)	5(c)(iv)	—	12,236	82,850	August 2026	—	1,741	84,325	August 2026	Repurchase agreements
Cross currency swaps (CCS)	6(b)(i)	20,803	1,167	107,425	May 2021 / September 2024	21,424	1,867	136,119	February 2021 / September 2024	Investments (*)
Cross currency swaps (CCS)	6(b)(iii)	—	—	—	—	—	4,249	77,822	March 2019	Investments (*)
Cross currency swaps (CCS)	15(b)(iv)	7,624	—	331,400	January 2020	16,132	—	337,300	January 2020	Debt to banks
Cross currency swaps (CCS)	17(a)(vi)	—	—	—	—	—	35,658	1,011,900	October 2019	Bonds issued
Cross currency swaps (CCS)	17(a)(i)	—	8,197	165,700	January 2025	—	—	—	—	Bonds issued
Cross currency swaps (CCS)	17(a)(v)	—	2,823	152,545	August 2021	—	—	—	—	Bonds issued
Cross currency swaps (CCS) and Interest rate swaps (IRS)	5(c)(i)	39,417	—	265,120	August 2020	47,959	—	269,840	August 2020	Repurchase agreements

Fair value hedges -
Interest rate swaps (IRS)	6(b)	—	8,124	618,790	June 2021 / May 2023	11,694	4,867	923,912	July 2019 / July 2025	Investments (*)
		99,171	69,611	6,270,638		144,185	60,895	6,939,413
		1,092,107	1,040,282	69,720,506		766,317	715,804	56,935,229

(*)   Corresponds to investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2019 and 2018.

(i)    Held-for-trading derivatives are principally negotiated to satisfy customers’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedge accounting requirements. Fair value of derivatives held for trading classified by contractual maturity is as follows:

	At December 31, 2019						At December 31, 2018
	Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5		Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5
	months	to 1 year	years	years	years	Total	months	to 1 year	years	years	years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	199,070	104,265	2,813	—	—	306,148	71,976	47,081	5,067	—	—	124,124
Interest rate swaps	3,716	8,409	38,569	8,067	209,872	268,633	4,075	7,441	22,888	22,286	85,041	141,731
Currency swaps	7,124	101,368	102,703	67,826	132,635	411,656	6,316	24,183	142,696	130,594	50,643	354,432
Foreign exchange options	1,844	4,645	—	—	—	6,489	763	380	138	—	—	1,281
Futures	10	—	—	—	—	10	564	—	—	—	—	564
Total assets	211,764	218,687	144,085	75,893	342,507	992,936	83,694	79,085	170,789	152,880	135,684	622,132

	At December 31, 2019						At December 31, 2018
	Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5		Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5
	months	to 1 year	years	years	years	Total	months	to 1 year	years	years	years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	154,424	89,739	2,797	—	—	246,960	61,801	37,501	2,246	—	—	101,548
Interest rate swaps	7,705	13,837	46,840	18,477	264,079	350,938	11,265	16,586	19,458	19,459	81,351	148,119
Currency swaps	41,729	92,917	79,844	50,663	101,392	366,545	22,163	34,896	187,581	87,496	69,720	401,856
Foreign exchange options	836	5,253	—	—	—	6,089	282	310	136	—	—	728
Futures	139	—	—	—	—	139	2,658	—	—	—	—	2,658
Total liabilities	204,833	201,746	129,481	69,140	365,471	970,671	98,169	89,293	209,421	106,955	151,071	654,909

(ii)   The Group is exposed to variability in future cash flows on assets and liabilities in foreign currency and/or those that bear interest at variable rates. The Group uses derivative financial instruments as cash flow hedges to cover these risks.

A schedule indicating the periods when the current cash flow hedges are expected to occur and affect the consolidated statement of income, net of deferred income tax is presented below:

	At December 31, 2019					At December 31, 2018
	Up to 1	From 1 to 3	From 3 to 5	Over 5		Up to 1	From 1 to 3	From 3 to 5	Over 5
	year	years	years	years	Total	year	years	years	years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cash inflows (assets)	5,081,355	301,865	84,786	254,968	5,722,974	4,873,965	1,197,478	27,734	281,061	6,380,238
Cash outflows (liabilities)	(4,693,775)	(330,220)	(91,678)	(355,702)	(5,471,375)	(4,913,876)	(1,101,309)	(37,660)	(249,925)	(6,302,770)
Consolidated statement of income	(8,949)	(4,367)	(487)	(18,139)	(31,942)	(4,948)	1,145	(523)	(3,430)	(7,756)

At December 31, 2019, the accumulated balance of net unrealized loss from cash flow hedges, which is included as other comprehensive income in “Cash flow hedge reserves” results from the current hedges, which have an unrealized profit of approximately S/0.1 million and from the revoked hedges, which have an unrealized profit of approximately S/3.8 million (unrealized loss of approximately S/7.8 million from current hedges and unrealized profit for S/4.6 million from revoked hedges, at December 31, 2018), which is being recognized in the consolidated statement of income over the remaining term of the underlying financial instrument. Also, the transfer of the unrealized loss on cash flow hedges to the consolidated statement of income is presented in Note 18 (c).

c)   Transactions in process include deposits received, granted and collected loans, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the consolidated statement of financial position until the first days of the following month. The regularization of these transactions does not affect the Group’s net income.

d)   Credicorp’s principal associate is Entidad Prestadora de Salud (EPS), whose balance amounts to S/571.9 million and S/537.2 million at December 31, 2019 and 2018, respectively.

e)   Investment properties -

The movement of investment properties is as follows:

	2019			2018
	Own assets
	Land	Buildings	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance at January 1	239,225	245,557	484,782	498,625
Additions (i)	23,931	9,390	33,321	49,519
Sales (ii)	(9,362)	(17,413)	(26,775)	(16,165)
Disposals and others	(753)	791	38	(47,197)
Balance at December 31	253,041	238,325	491,366	484,782

Accumulated depreciation
Balance at January 1	—	43,488	43,488	39,770
Depreciation for the year	—	6,727	6,727	7,405
Sales (ii)	—	(11,435)	(11,435)	(3,154)
Disposals and others	—	247	247	(533)
Balance at December 31	—	39,027	39,027	43,488

Impairment losses (iii)	689	721	1,410	1,060

Net carrying amount	252,352	198,577	450,929	440,234

Land and buildings are mainly used for office rental, which are free of all encumbrances.

(i)   In 2019, the most important additions corresponded to the acquisition of 13th floor of Panorama Building located in the district of Santiago de Surco for approximately S/10.1 million (S/1.3 million for land and S/8.8 million for building) and land located in  the district of San Martín de Porres for approximately S/8.7 million.

In 2018, the most important additions corresponded to the acquisition of two properties, one in the district of Lurín for approximately S/21.9 million and another in Chinchón Gallery for S/3.9 million. Also, the 15th floor of Panorama Building was acquired for S/10.0 million and two plots of land in the department of Trujillo for a total of S/9.5 million.

(ii)   The amount for the sales of 2019, is mainly made up of the sale of a property located in Camino Real 348, San Isidro, whose sale value was S/27.5 million (cost of disposal of the property amounted to S/6.3 million); and a property located in Manuel Maria Izaga Street, located in the province of Chiclayo, whose value was S/3.4 million (net cost of the property amounted to S/4.2 millions).

The balance of sales for the year 2018, mainly comprises of the disposal of a property located at Av. Santa Cruz, whose sale value was S/12.6 million (cost of the disposal of the property amounted to S/5.0 million). Likewise, land located at Av. Reducto and Av. Salaverry were sold for approximately S/10.1 million and S/2.9 million, whose disposal costs were S/6.5 million and S/2.0 million, respectively.

(iii)   The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount, with the exception of a property located in the city of Ica, for which an impairment of S/0.3 million was recorded during 2019 (S/1.1 million during the period of 2018).

As of December 31, 2019, and 2018, the market value of the property amounts to approximately S/937.8 million and S/805.2 million, respectively; which was determined through a valuation made by an independent appraiser.

f)   The movement of the provision for sundry risks for the years ended December 31, 2019, 2018 and 2017 was as follows:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Balance at the beginning of the year	342,350	275,841	296,339
Provision, Note 29	27,272	42,236	29,023
Increase (decrease), net	(9,769)	24,273	(49,521)
Balances at the end of the year	359,853	342,350	275,841

Because of the nature of its business, the Group has various pending lawsuits, which provisions are recorded when, in Management's and its in-house legal advisors opinion, it is likely that these may result in an additional liability and such amount can be reliably estimated. Regarding lawsuits against the Group which have not been recorded as a provision, in Management’s and its in-house legal advisors opinion, they will not result in an additional liability other than those recorded previously and they will not have a material effect on the Group’s consolidated financial statements.

g)   The balance corresponds mainly to the payment in favor of Latam Airlines Group S.A. Sucursal Perú for US$202.0 million (equivalent in soles to S/669.4 million) on account of Latam Pass Miles that the Bank must acquire from January 2020.